Debt (Details) - Schedule of Bridge Notes - Bridge Loans [Member] - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Schedule of Bridge Notes [Line Items]
Long-term debt	$ 4,204,545	$ 3,899,156	$ 1,031,917
Issued for cash			2,600,000	1,100,000
Amortization of original issue discount		116,656	386,245	1,644
Warrant discount			(429,284)
Amortization of warrant discount		125,975	303,309
Debt issuance costs			(164,000)	(70,500)
Amortization of debt issuance costs		62,758	170,969	773
Long-term debt		$ 4,204,545	$ 3,899,156	$ 1,031,917
Extinguishment of bridge notes in exchange for Series A preferred stock upon IPO on August 31, 2023	$ (4,204,545)